Contract Assets, Current and Non-Current, Net and Contract Liabilities - Schedule of Contract Assets - Current and Non-Current and Contract Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Assets - Current and Non-Current and Contract Liabilities [Abstract]
Contract assets - current	$ 1,238,460	$ 1,680,374
Less: allowance for expected credit loss	(17,535)	(89,186)
Contract assets - current, net	1,220,925	1,591,188
Contract assets – non-current	1,866,350	686,934
Less: allowance for expected credit loss	(34,192)	(19,478)
Contract assets – non-current, net	1,832,158	667,456
Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage	$ (128,192)	$ (221,770)